Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Goodwill and Intangible Assets

			Other intangible assets
	Note	Goodwill	Customer relationships	Trademarks	Non- compete agreements	Information technology	Total
Cost
Balance at December 31, 2020		1,523,626	574,942	86,402	14,688	22,524	2,222,182
Additions through business combinations*	5	49,221	29,130	4,166	4,405	7,069	93,991
Other additions		-	3,263	-	-	3,880	7,143
Extinguishments		-	(18,357)	(1,178)	(1,027)	(1,510)	(22,072)
Effect of movements in exchange rates		(556)	(464)	(579)	(118)	33	(1,684)
Balance at December 31, 2021		1,572,291	588,514	88,811	17,948	31,996	2,299,560
Additions through business combinations*	5	59,188	38,121	3,846	3,727	46	104,928
Other additions		-	-	-	-	6,120	6,120
Disposals		-	-	(380)	-	-	(380)
Sale of business	6	(210,806)	(33,312)	(28,589)	(150)	(1,075)	(273,932)
Extinguishments		-	(61,985)	(19,058)	(836)	(1,321)	(83,200)
Effect of movements in exchange rates		(61,328)	(17,641)	(1,950)	(682)	(644)	(82,245)
Balance at December 31, 2022		1,359,345	513,697	42,680	20,007	35,122	1,970,851

Amortization and impairment losses
Balance at December 31, 2020		148,016	261,599	43,636	5,304	15,964	474,519
Amortization		-	44,862	3,274	3,378	3,729	55,243
Extinguishments		-	(18,357)	(1,178)	(1,027)	(1,509)	(22,071)
Effect of movements in exchange rates		(536)	(526)	(57)	11	56	(1,052)
Balance at December 31, 2021		147,480	287,578	45,675	7,666	18,240	506,639
Amortization		-	43,538	4,764	3,702	3,675	55,679
Disposals		-	-	(130)	-	-	(130)
Sale of business	6	(66,255)	(16,669)	(2,996)	(26)	(836)	(86,782)
Extinguishments		-	(61,985)	(19,058)	(836)	(1,321)	(83,200)
Effect of movements in exchange rates		(3,213)	(8,210)	(1,205)	(376)	(461)	(13,465)
Balance at December 31, 2022		78,012	244,252	27,050	10,130	19,297	378,741

Net carrying amounts
At December 31, 2021		1,424,811	300,936	43,136	10,282	13,756	1,792,921
At December 31, 2022		1,281,333	269,445	15,630	9,877	15,825	1,592,110
* Includes non-material adjustments to prior year’s acquisitions

Summary of Aggregate Carrying Amounts of Goodwill Allocated to Each Units
At December 31, 2022, the Group performed its annual goodwill impairment tests for operating segments which represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. The aggregate carrying amounts of goodwill allocated to each unit are as follows:

Reportable segment / operating segment	December 31, 2022	December 31, 2021
Package and Courier	177,941	190,853
Less-Than-Truckload
Canadian Less-Than-Truckload	128,449	137,638
Truckload
Canadian Truckload	87,604	93,152
Specialized Trucklo a d*	546,674	536,267
U.S. Truckload*	-	141,064
Logistics	340,665	325,837
	1,281,333	1,424,811

Summary of Pretax Discount Rates
In assessing value in use, the estimated future cash flows are discounted to their present value using pre-tax discount rates as follows:

Reportable segment / operating segment	2022	2021
Package and Courier	11.5%	9.3%
Less-Than-Truckload
Canadian Less-Than-Truckload	11.5%	9.3%
Truckload
Canadian Truckload	13.9%	11.7%
Specialized Truckload*	12.7%	10.5%
U.S. Truckload*	-	10.5%
Logistics	10.9%	8.7%
* On August 31,2022, TFI International sold CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses, operating primarily in the US-based Conventional TL operating segment. Subsequent to the sale, the remaining businesses operations in TFI International’s US-based Conventional TL operating segment, were transferred to the Specialized TL operating segment.